Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Compensation Table Total for Mr. Dodson	Compensation Actually Paid to Mr. Dodson (1)	Average Summary Compensation Table Total for other NEOs	Average Compensation Actually Paid to other NEOs (1)	Value of Initial Fixed $100 Investment Based On:		Financial Performance Measures ($'s in thousands):
Year					Total Shareholder Return (2)	Peer Group(3) Total Shareholder Return	Net income	Adjusted EBITDA (4)
2023	$6,311,862	$2,111,457	$1,743,879	$799,567	$151	$115	$30,157	$102,034
2022	$4,717,785	$7,588,418	$1,479,626	$2,103,054	$201	$113	$3,997	$112,769
2021	$5,058,691	$5,758,550	$1,419,852	$1,553,294	$124	$70	$1,350	$109,140
2020	$2,970,075	$3,119,918	$902,522	$948,035	$90	$58	$(134,250)	$108,142

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	Amounts represent compensation “actually paid” to our Principal Executive Officer ("PEO"), Mr. Dodson, and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described for 2023 below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	other NEOs
2023	Bradley J. Dodson	Carolyn J. Stone, Peter L. McCann and Allan D. Schoening
2022	Bradley J. Dodson	Carolyn J. Stone, Peter L. McCann and Allan D. Schoening
2021	Bradley J. Dodson	Carolyn J. Stone, Peter L. McCann and Allan D. Schoening
2020	Bradley J. Dodson	Carolyn J. Stone, Peter L. McCann and Allan D. Schoening

Peer Group Issuers, Footnote	For each relevant fiscal year, represents the cumulative TSR (the "Peer Group TSR") of the PHLX Oil Service Sector Index.
PEO Total Compensation Amount	$ 6,311,862	$ 4,717,785	$ 5,058,691	$ 2,970,075
PEO Actually Paid Compensation Amount	$ 2,111,457	7,588,418	5,758,550	3,119,918
Adjustment To PEO Compensation, Footnote
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as set forth in the table below, in accordance with SEC rules. The dollar amounts shown do not reflect the value of compensation actually received by our NEOs during the applicable year. Instead, the dollar amounts include the values (or changes in value) of unvested and vested equity awards during the applicable year based on year-end share prices, vesting date share prices, various accounting valuation assumptions and projected performance related to our performance-based shares. "Compensation actually paid", determined in accordance with SEC rules, will generally fluctuate due to share price achievement and varying levels of projected and actual achievement of performance goals applicable to our performance-based shares. For a discussion of how our Compensation Committee assesses performance and our NEOs' pay each year, please see the Compensation Discussion and Analysis in the annual proxy statement for each of 2021 through 2024.

		(minus)	plus / (minus)	plus / (minus)	plus / (minus)	equals
Year	Summary Compensation Table Total	Grant Date Fair Value of Stock Awards Granted in Fiscal Year Reported in Summary Compensation Table	Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	Change in Fair Value from Prior Fiscal Year-End to Current Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	Change in Fair Value from Prior Fiscal Year-End to Vesting Date of Stock Awards Granted in Prior Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year	Compensation Actually Paid
Mr. Dodson
2023	$6,311,862	$(2,811,698)	$1,576,080	$(2,976,510)	$11,723	$2,111,457
Average of other NEOs
2023	$1,743,879	$(627,764)	$351,884	$(671,016)	$2,584	$799,567
Adjustments for stock options are not included as the NEOs do not have any outstanding options, and Civeo has not issued any options since it became an independent, publicly traded company in 2014. Adjustments for pension plans are not included as the Company does not offer a pension plan for which the NEOs are eligible.

Non-PEO NEO Average Total Compensation Amount	$ 1,743,879	1,479,626	1,419,852	902,522
Non-PEO NEO Average Compensation Actually Paid Amount	$ 799,567	2,103,054	1,553,294	948,035
Adjustment to Non-PEO NEO Compensation Footnote
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as set forth in the table below, in accordance with SEC rules. The dollar amounts shown do not reflect the value of compensation actually received by our NEOs during the applicable year. Instead, the dollar amounts include the values (or changes in value) of unvested and vested equity awards during the applicable year based on year-end share prices, vesting date share prices, various accounting valuation assumptions and projected performance related to our performance-based shares. "Compensation actually paid", determined in accordance with SEC rules, will generally fluctuate due to share price achievement and varying levels of projected and actual achievement of performance goals applicable to our performance-based shares. For a discussion of how our Compensation Committee assesses performance and our NEOs' pay each year, please see the Compensation Discussion and Analysis in the annual proxy statement for each of 2021 through 2024.

		(minus)	plus / (minus)	plus / (minus)	plus / (minus)	equals
Year	Summary Compensation Table Total	Grant Date Fair Value of Stock Awards Granted in Fiscal Year Reported in Summary Compensation Table	Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	Change in Fair Value from Prior Fiscal Year-End to Current Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	Change in Fair Value from Prior Fiscal Year-End to Vesting Date of Stock Awards Granted in Prior Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year	Compensation Actually Paid
Mr. Dodson
2023	$6,311,862	$(2,811,698)	$1,576,080	$(2,976,510)	$11,723	$2,111,457
Average of other NEOs
2023	$1,743,879	$(627,764)	$351,884	$(671,016)	$2,584	$799,567
Adjustments for stock options are not included as the NEOs do not have any outstanding options, and Civeo has not issued any options since it became an independent, publicly traded company in 2014. Adjustments for pension plans are not included as the Company does not offer a pension plan for which the NEOs are eligible.

Compensation Actually Paid vs. Total Shareholder Return
The following provides a graphical depiction of the relationships between compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEOs, and our cumulative TSR and Peer Group TSR, for each of the four years in the period ended December 31, 2023. TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested.
	As seen above, Civeo has delivered strong financial and operational performance leading to cumulative TSR that exceeds its peers, returning 51% from the beginning of 2020 to the end of 2023, whereas its peers have average returns of 15% during the same time period.
Compensation Actually Paid vs. Net Income
The following charts compare each of our key financial results to compensation actually paid to our PEO and, on average, to our other NEOs, as compared to the Company's net income and adjusted EBITDA, for each of the four fiscal years in the period ended December 31, 2023.

Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table	Adjusted EBITDA •Operating cash flow •Relative TSR •Safety - TRIR
Total Shareholder Return Amount	$ 151	201	124	90
Peer Group Total Shareholder Return Amount	115	113	70	58
Net Income (Loss)	$ 30,157,000	$ 3,997,000	$ 1,350,000	$ (134,250,000)
Company Selected Measure Amount	102,034,000	112,769,000	109,140,000	108,142,000
PEO Name	Bradley J. Dodson	Bradley J. Dodson	Bradley J. Dodson	Bradley J. Dodson
Additional 402(v) Disclosure
As discussed in the Compensation Discussion and Analysis above, our Compensation Committee has implemented an executive compensation program designed to link a substantial portion of our NEOs' realized compensation to the achievement of our financial, operational, and strategic objectives, and to align our executive pay with changes in the value of our shareholders’ investments. The following table sets forth additional compensation information for our NEOs, calculated in accordance with SEC regulations, for each of 2020 through 2023.
TSR represents cumulative TSR on an initial base investment of $100 for the measurement periods beginning on December 31, 2019 and ending on December 31 of each of 2020, 2021, 2022 and 2023.
The following list includes the most important financial and non-financial measures used to link executive compensation and Civeo's performance during the fiscal year ended December 31, 2023.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Adjusted EBITDA is a non-GAAP measure. Please see Appendix B for further information including a reconciliation of Adjusted EBITDA to the most comparable GAAP measure.
Measure:: 2
Pay vs Performance Disclosure
Name	Operating cash flow
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 4
Pay vs Performance Disclosure
Name	Safety - TRIR
PEO | Equity Awards, Granted During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	$ (2,811,698)
PEO | Equity Awards, Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	1,576,080
PEO | Equity Awards, Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(2,976,510)
PEO | Equity Awards, Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	11,723
Non-PEO NEO | Equity Awards, Granted During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(627,764)
Non-PEO NEO | Equity Awards, Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	351,884
Non-PEO NEO | Equity Awards, Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(671,016)
Non-PEO NEO | Equity Awards, Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	$ 2,584